Annual Total Returns- Invesco Liquid Assets Portfolio (Private Investment) [BarChart] - Private Investment - Invesco Liquid Assets Portfolio - Private Investment Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.02%	0.02%	0.02%	0.01%	0.01%	0.20%	0.73%	1.67%	1.97%	0.37%